Trade Receivable	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Trade Receivable
7.
TRADE RECEIVABLE

	December 31,	June 30,
	2022	2023
Trade receivable	$—	$12,000,000
Loss allowance	—	—
	$—	$12,000,000

The trade receivable arises from an out-licensing agreement with Zenyaku Kogyo Co., Ltd. Please refer to Note 22 for more details. The Company collected the receivables on July 20, 2023. Please refer to Note 24 for more details.